Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the periods presented were calculated as follows:

	Year Ended December 31,
	2024	2023	2022

Numerator:
Net income attributable to the Company’s ordinary shareholders
Basic	53,963	10,495	2,442
Diluted	53,963	10,495	2,442

Denominator:
Net income per share ($):
Basic	0.34	0.07	0.02
Diluted	0.33	0.07	0.02

Weighted-average number of shares of common stock used to compute net income per share:
Basic	160,988,011	150,000,000	149,383,562
Diluted	165,500,289	150,000,000	149,383,562